CONTINGENT LIABILITIES (Details) - Project construction, financing arrangement and others ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Disclosure of contingent liabilities [line items]
Contingent liability	¥ 591
Bank accounts or other equivalent assets held to freeze	214
Bank accounts or other equivalent assets freezed	61
Real estate of net book value freezed	¥ 46